SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 61,241	$ 55,512
Deposit	22,010
VAT recoverable
Loan to the third party	963,773	943,376
Others	2,780	2,749
Subtotal	1,049,804	1,001,637
Less: bad debt	(2,268)
Total of other current assets	$ 1,047,536	$ 1,001,637